Commitments and contingencies - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Purchase commitments for chargers and charging infrastructure	€ 2,452	€ 2,261